Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Debt Instrument [Line Items]
Securities sold under repurchase agreements	₨ 151,844.9		₨ 356,059.2
Securities sold under repurchase agreement
Debt Instrument [Line Items]
Securities sold under repurchase agreements	₨ 90,200.0	$ 1,188.9	₨ 90,200.0
Interest rate	4.00%	4.00%	4.00%